Label	Element	Value
Vident International Equity Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	ck0001540305_SupplementTextBlock
Supplement dated April 1, 2019

to the

Vident Core U.S. Bond Strategy ETF	PPTY – U.S. Diversified Real Estate ETF
Vident Core U.S. Equity Fund	Summary Prospectus dated March 15, 2018
Vident International Equity Fund
Summary Prospectuses, each dated December 31, 2018

Risk/Return [Heading]	rr_RiskReturnHeading	Vident International Equity Fund
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
Effective immediately, Vident Advisory, LLC has replaced Exchange Traded Concepts, LLC as the investment adviser to each of the funds listed in the caption above (together, the “Funds”), each a series of ETF Series Solutions.  All references to Exchange Traded Concepts, LLC are hereby replaced with Vident Advisory, LLC. Vident Investment Advisory, LLC continues to serve as the Funds’ sub-adviser.

Please retain this Supplement with your Summary Prospectuses for future reference.